Revenue - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 18, 2015	Feb. 28, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Revenue recognized	$ 6,400,000					$ 36,039,000		$ 10,376,000
Revenue from collaboration agreement				$ 26,058,000	$ 17,188,000	60,862,000	$ 38,471,000	55,663,000	$ 38,448,000
Translational Development Agreements
Disaggregation Of Revenue [Line Items]
Term of agreement		4 years
Agreement termination amount receivable		$ 800,000
Revenue recognized excluding separately negotiated research sequencing contracts				600,000	2,500,000	1,700,000	7,500,000	9,300,000	10,000,000
Revenue recognized excluding sequencing revenue								600,000	600,000
Eligible payments receivable		2,300,000
Translational Development Agreements | Maximum
Disaggregation Of Revenue [Line Items]
Expected revenue through milestone payments		$ 40,000,000
MRD Development Agreements
Disaggregation Of Revenue [Line Items]
Milestone revenue recognized				2,000,000	2,000,000	6,000,000	6,000,000	10,000,000
Revenue recognized				2,300,000	$ 6,100,000	3,100,000	$ 8,000,000	12,800,000	$ 5,100,000
MRD Development Agreements | Maximum
Disaggregation Of Revenue [Line Items]
Additional milestone payment receivable	129,000,000			129,000,000		129,000,000		$ 99,500,000
Genentech Collaboration Agreement
Disaggregation Of Revenue [Line Items]
Non-refundable upfront payments received			$ 300,000,000			300,000,000
Revenue from collaboration agreement				11,400,000		$ 26,200,000
Genentech Collaboration Agreement | Maximum
Disaggregation Of Revenue [Line Items]
Revenue recognition expected period						8 years
Genentech Collaboration Agreement | Maximum | Regulatory Milestones
Disaggregation Of Revenue [Line Items]
Expected revenue through milestone payments	75,000,000		75,000,000	75,000,000		$ 75,000,000
Genentech Collaboration Agreement | Maximum | Development Milestones
Disaggregation Of Revenue [Line Items]
Expected revenue through milestone payments	300,000,000		300,000,000	300,000,000		300,000,000
Genentech Collaboration Agreement | Maximum | Commercial Milestones
Disaggregation Of Revenue [Line Items]
Expected revenue through milestone payments	1,430,000,000		1,400,000,000	1,430,000,000		1,430,000,000
Genentech Collaboration Agreement | Minimum
Disaggregation Of Revenue [Line Items]
Expected revenue through milestone payments	$ 1,800,000,000		$ 1,800,000,000	$ 1,800,000,000		$ 1,800,000,000
Revenue recognition expected period						7 years